Pay vs Performance Disclosure		12 Months Ended					60 Months Ended
		Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table

Year(a)	Summary Compensation Table Total for CEO ($)(b)	Compensation Actually Paid for CEO ($)(c)	Average Summary Compensation Table Total for Other NEOs ($)(b)	Average Compensation Actually Paid for Other NEOs ($)(d)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)	Adjusted Diluted EPS ($)(g)
					Total Shareholder Return ($)(e)	Peer Group Total Shareholder Return ($)(f)
2025	16,000,693	32,970,459	3,882,437	7,321,381	189.60	226.60	230,170,514	6.34
2024	14,659,501	24,737,027	4,257,111	6,189,096	130.29	199.57	410,995,399	5.75
2023	12,424,078	8,465,998	4,316,877	3,430,975	96.70	150.99	396,411,721	5.70
2022	11,603,104	5,226,416	3,889,994	1,502,467	86.07	90.79	356,407,443	4.52
2021	10,620,565	16,334,031	3,154,881	5,089,048	125.96	119.84	307,824,735	3.65
(a)Our CEO was Michael Brown during all periods presented. During 2025 our other NEOs consisted of Erik Hoag, Geoffrey Richards, Jeffrey Myers, James Savina, and Michael Hug. Michael Hug terminated employment effective July 1, 2025. During 2024 our other NEOs consisted of Michael Hug, Geoffrey Richards, Jeffrey Myers, and James Savina. During 2023 our other NEOs consisted of Michael Hug, Geoffrey Richards, Jeffrey Myers, and Olivier Chavy. Olivier Chavy terminated employment effective February 20, 2024. During 2022 our other NEOs consisted of Michael Hug, Geoffrey Richards, Jeffrey Myers, Olivier Chavy and Noah Brodsky. Noah Brodsky terminated employment effective July 1, 2022. During 2021 our other NEOs consisted of Michael Hug, Geoffrey Richards, Jeffrey Myers and Noah Brodsky.
(b)Represents total compensation amount reported for the CEO in the Summary Compensation Table (SCT) and the average of total compensation amounts reported for other NEOs in the SCT for each applicable year.
(c)The following table sets forth the adjustments made to the SCT total amount for each covered year to determine the CAP for our CEO.

Adjustments to Determine CAP for CEO	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Deduction for total of amounts reported under the Stock Awards and Option Awards columns in the SCT	(10,849,962)	(10,499,986)	(9,799,932)	(7,699,986)	(7,139,945)
Increase for fair value of awards granted during year that remained unvested at year-end	16,291,539	13,047,935	4,077,634	7,951,944	6,340,732
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in any prior year that remained outstanding and unvested as of year-end	9,632,386	5,342,426	596,239	(6,782,534)	3,980,277
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the year	591,872	1,106,943	423,877	(598,155)	2,297,602
Average increase for dividends paid (accrued) in the covered year up to vesting date	1,303,931	1,080,208	744,102	752,043	234,799
Total Adjustments	$16,969,766	$10,077,526	$(3,958,080)	$(6,376,688)	$5,713,465
(d)The following table sets forth the adjustments made to the average of SCT total amounts for each covered year to determine the CAP for our NEOs excluding our CEO.

Adjustments to Determine CAP for NEOs (excluding our CEO)	2025 Average ($)	2024 Average ($)	2023 Average ($)	2022 Average ($)	2021 Average ($)
Average deduction for total of amounts reported under the Stock Awards and Option Awards columns in the SCT	(2,601,954)	(2,874,965)	(3,299,952)	(2,013,935)	(1,929,979)
Average increase for fair value of awards granted during year that remain unvested at year-end	3,711,707	3,391,105	1,737,619	1,516,817	1,807,965
Average increase for fair value of awards granted during year that vested during year (actual amounts only for Mr. Brodsky in 2022 of $226,243)	—	—	—	45,249	—
Average increase/deduction for change in fair value from prior year-end to current year-end of awards granted in any prior year that remained outstanding and unvested as of year-end	2,269,643	835,326	241,262	(1,569,651)	1,150,212
Average increase/deduction for change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the year	6,098	299,020	167,848	(353,979)	769,033
Average deduction for prior year fair value of awards forfeited during the year (actual amounts only for Mr. Hug in 2025 of $1,129,349 and Mr. Brodsky in 2022 of $1,138,870)	(225,870)	—	—	(227,774)	—
Average increase for dividends paid (accrued) in the covered year up to vesting date	279,320	281,499	267,322	215,746	136,937
Total Adjustments	$3,438,944	$1,931,985	$(885,901)	$(2,387,527)	$1,934,168
(e)Total shareholder return is calculated for the measurement period based on a fixed investment of $100 beginning on
December 31, 2020 and ending on December 31 of each applicable year in the Pay Versus Performance Table, assuming the reinvestment of dividends.
(f)Total shareholder return is calculated for the Standard & Poor’s Rating Services (S&P) Hotels, Resorts & Cruise Lines index for the measurement period based on a fixed investment of $100 beginning on December 31, 2020 and ending on December 31 of each applicable year in the Pay Versus Performance Table, assuming the reinvestment of dividends. This industry index is also used in the Stock Performance Graph in Item 5 of our 2025 Annual Report on Form 10-K.
(g)The Company has identified Adjusted Diluted EPS as the company-selected financial performance measure for the pay versus performance disclosure as it represents the most important financial performance measure used in 2025 to link CAP for our CEO and other NEOs to the Company's performance (see Appendix B in this proxy statement for a reconciliation of Adjusted Diluted EPS, a non-GAAP measure, the most directly comparable GAAP measure).

Company Selected Measure Name		Adjusted Diluted EPS
Named Executive Officers, Footnote		Our CEO was Michael Brown during all periods presented. During 2025 our other NEOs consisted of Erik Hoag, Geoffrey Richards, Jeffrey Myers, James Savina, and Michael Hug. Michael Hug terminated employment effective July 1, 2025.	Our CEO was Michael Brown during all periods presented. During 2024 our other NEOs consisted of Michael Hug, Geoffrey Richards, Jeffrey Myers, and James Savina.	Our CEO was Michael Brown during all periods presented. During 2023 our other NEOs consisted of Michael Hug, Geoffrey Richards, Jeffrey Myers, and Olivier Chavy. Olivier Chavy terminated employment effective February 20, 2024.	Our CEO was Michael Brown during all periods presented. During 2022 our other NEOs consisted of Michael Hug, Geoffrey Richards, Jeffrey Myers, Olivier Chavy and Noah Brodsky. Noah Brodsky terminated employment effective July 1, 2022.	Our CEO was Michael Brown during all periods presented. During 2021 our other NEOs consisted of Michael Hug, Geoffrey Richards, Jeffrey Myers and Noah Brodsky.
Peer Group Issuers, Footnote		Total shareholder return is calculated for the Standard & Poor’s Rating Services (S&P) Hotels, Resorts & Cruise Lines index for the measurement period based on a fixed investment of $100 beginning on December 31, 2020 and ending on December 31 of each applicable year in the Pay Versus Performance Table, assuming the reinvestment of dividends. This industry index is also used in the Stock Performance Graph in Item 5 of our 2025 Annual Report on Form 10-K.
PEO Total Compensation Amount	[1]	$ 16,000,693	$ 14,659,501	$ 12,424,078	$ 11,603,104	$ 10,620,565
PEO Actually Paid Compensation Amount	[2]	$ 32,970,459	24,737,027	8,465,998	5,226,416	16,334,031
Adjustment To PEO Compensation, Footnote	The following table sets forth the adjustments made to the SCT total amount for each covered year to determine the CAP for our CEO.

Adjustments to Determine CAP for CEO	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Deduction for total of amounts reported under the Stock Awards and Option Awards columns in the SCT	(10,849,962)	(10,499,986)	(9,799,932)	(7,699,986)	(7,139,945)
Increase for fair value of awards granted during year that remained unvested at year-end	16,291,539	13,047,935	4,077,634	7,951,944	6,340,732
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in any prior year that remained outstanding and unvested as of year-end	9,632,386	5,342,426	596,239	(6,782,534)	3,980,277
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the year	591,872	1,106,943	423,877	(598,155)	2,297,602
Average increase for dividends paid (accrued) in the covered year up to vesting date	1,303,931	1,080,208	744,102	752,043	234,799
Total Adjustments	$16,969,766	$10,077,526	$(3,958,080)	$(6,376,688)	$5,713,465

Non-PEO NEO Average Total Compensation Amount	[1]	$ 3,882,437	4,257,111	4,316,877	3,889,994	3,154,881
Non-PEO NEO Average Compensation Actually Paid Amount	[3]	$ 7,321,381	6,189,096	3,430,975	1,502,467	5,089,048
Adjustment to Non-PEO NEO Compensation Footnote	The following table sets forth the adjustments made to the average of SCT total amounts for each covered year to determine the CAP for our NEOs excluding our CEO.

Adjustments to Determine CAP for NEOs (excluding our CEO)	2025 Average ($)	2024 Average ($)	2023 Average ($)	2022 Average ($)	2021 Average ($)
Average deduction for total of amounts reported under the Stock Awards and Option Awards columns in the SCT	(2,601,954)	(2,874,965)	(3,299,952)	(2,013,935)	(1,929,979)
Average increase for fair value of awards granted during year that remain unvested at year-end	3,711,707	3,391,105	1,737,619	1,516,817	1,807,965
Average increase for fair value of awards granted during year that vested during year (actual amounts only for Mr. Brodsky in 2022 of $226,243)	—	—	—	45,249	—
Average increase/deduction for change in fair value from prior year-end to current year-end of awards granted in any prior year that remained outstanding and unvested as of year-end	2,269,643	835,326	241,262	(1,569,651)	1,150,212
Average increase/deduction for change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the year	6,098	299,020	167,848	(353,979)	769,033
Average deduction for prior year fair value of awards forfeited during the year (actual amounts only for Mr. Hug in 2025 of $1,129,349 and Mr. Brodsky in 2022 of $1,138,870)	(225,870)	—	—	(227,774)	—
Average increase for dividends paid (accrued) in the covered year up to vesting date	279,320	281,499	267,322	215,746	136,937
Total Adjustments	$3,438,944	$1,931,985	$(885,901)	$(2,387,527)	$1,934,168

Compensation Actually Paid vs. Total Shareholder Return	Compensation “Actually Paid” Versus TSR

Compensation Actually Paid to CEO	Average Compensation Actually Paid to Other NEOs
Total Shareholder Return	Peer Group Total Shareholder Return

Compensation Actually Paid vs. Net Income	Compensation “Actually Paid” Versus GAAP Net Income (Net Income presented in millions)

Compensation Actually Paid to CEO	Average Compensation Actually Paid to Other NEOs	Net Income (GAAP)

Compensation Actually Paid vs. Company Selected Measure	Compensation “Actually Paid” Versus Adjusted Diluted EPS

Compensation Actually Paid to CEO	Average Compensation Actually Paid to Other NEOs	Adjusted Diluted EPS

Total Shareholder Return Vs Peer Group
Company TSR Compared to Peer Group TSR: The Company's TSR for the period of 2021 included in the below table outperformed the S&P Hotels, Resorts & Cruise Lines index cumulative TSR for the same period. While we did not see this same trend during 2022 through 2025 in comparison to peer group TSR, we did see an increase in Company TSR from 2022 to 2023, 2023 to 2024, and again from 2024 to 2025. The increase in both CEO and NEO CAP is impacted by the increase in stock price from $39.09 at end of 2023 to $50.45 at end of 2024 (29% increase), and further increased to $70.53 in 2025 (40% increase). The Company believes that this performance, while lower against the peer group index, results from management's emphasis on its key performance indicators for its business and its focus on growing both Adjusted Diluted EPS and adjusted EBITDA, which increase shareholder value and result from effective execution of those key performance indicators.

Tabular List, Table	For 2025, the most important financial performance measures linking CAP to financial performance are the following:

•Adjusted Diluted Earnings Per Share (EPS)
•Adjusted EBITDA

Total Shareholder Return Amount	[4]	$ 189.60	130.29	96.70	86.07	125.96
Peer Group Total Shareholder Return Amount	[5]	226.60	199.57	150.99	90.79	119.84
Net Income (Loss)		$ 230,170,514	$ 410,995,399	$ 396,411,721	$ 356,407,443	$ 307,824,735
Company Selected Measure Amount | $ / shares	[6]	6.34	5.75	5.70	4.52	3.65
PEO Name							Michael Brown
Measure:: 1
Pay vs Performance Disclosure
Name		•Adjusted Diluted Earnings Per Share (EPS)
Measure:: 2
Pay vs Performance Disclosure
Name		•Adjusted EBITDA
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 16,969,766	$ 10,077,526	$ (3,958,080)	$ (6,376,688)	$ 5,713,465
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(10,849,962)	(10,499,986)	(9,799,932)	(7,699,986)	(7,139,945)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		16,291,539	13,047,935	4,077,634	7,951,944	6,340,732
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		9,632,386	5,342,426	596,239	(6,782,534)	3,980,277
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		591,872	1,106,943	423,877	(598,155)	2,297,602
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,303,931	1,080,208	744,102	752,043	234,799
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,438,944	1,931,985	(885,901)	(2,387,527)	1,934,168
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,601,954)	(2,874,965)	(3,299,952)	(2,013,935)	(1,929,979)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,711,707	3,391,105	1,737,619	1,516,817	1,807,965
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,269,643	835,326	241,262	(1,569,651)	1,150,212
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	45,249	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,098	299,020	167,848	(353,979)	769,033
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(225,870)	0	0	(227,774)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		279,320	$ 281,499	$ 267,322	215,746	$ 136,937
Non-PEO NEO | Noah Brodsky [Member] | Increase for fair value of awards granted during year that that vested during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					226,243
Non-PEO NEO | Noah Brodsky [Member] | Deduction for prior year fair value of awards forfeited during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 1,138,870
Non-PEO NEO | Michael Hug [Member] | Deduction for prior year fair value of awards forfeited during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 1,129,349

[1]	Represents total compensation amount reported for the CEO in the Summary Compensation Table (SCT) and the average of total compensation amounts reported for other NEOs in the SCT for each applicable year.
[2]	The following table sets forth the adjustments made to the SCT total amount for each covered year to determine the CAP for our CEO.

Adjustments to Determine CAP for CEO	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Deduction for total of amounts reported under the Stock Awards and Option Awards columns in the SCT	(10,849,962)	(10,499,986)	(9,799,932)	(7,699,986)	(7,139,945)
Increase for fair value of awards granted during year that remained unvested at year-end	16,291,539	13,047,935	4,077,634	7,951,944	6,340,732
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in any prior year that remained outstanding and unvested as of year-end	9,632,386	5,342,426	596,239	(6,782,534)	3,980,277
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the year	591,872	1,106,943	423,877	(598,155)	2,297,602
Average increase for dividends paid (accrued) in the covered year up to vesting date	1,303,931	1,080,208	744,102	752,043	234,799
Total Adjustments	$16,969,766	$10,077,526	$(3,958,080)	$(6,376,688)	$5,713,465

[3]	The following table sets forth the adjustments made to the average of SCT total amounts for each covered year to determine the CAP for our NEOs excluding our CEO.

Adjustments to Determine CAP for NEOs (excluding our CEO)	2025 Average ($)	2024 Average ($)	2023 Average ($)	2022 Average ($)	2021 Average ($)
Average deduction for total of amounts reported under the Stock Awards and Option Awards columns in the SCT	(2,601,954)	(2,874,965)	(3,299,952)	(2,013,935)	(1,929,979)
Average increase for fair value of awards granted during year that remain unvested at year-end	3,711,707	3,391,105	1,737,619	1,516,817	1,807,965
Average increase for fair value of awards granted during year that vested during year (actual amounts only for Mr. Brodsky in 2022 of $226,243)	—	—	—	45,249	—
Average increase/deduction for change in fair value from prior year-end to current year-end of awards granted in any prior year that remained outstanding and unvested as of year-end	2,269,643	835,326	241,262	(1,569,651)	1,150,212
Average increase/deduction for change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the year	6,098	299,020	167,848	(353,979)	769,033
Average deduction for prior year fair value of awards forfeited during the year (actual amounts only for Mr. Hug in 2025 of $1,129,349 and Mr. Brodsky in 2022 of $1,138,870)	(225,870)	—	—	(227,774)	—
Average increase for dividends paid (accrued) in the covered year up to vesting date	279,320	281,499	267,322	215,746	136,937
Total Adjustments	$3,438,944	$1,931,985	$(885,901)	$(2,387,527)	$1,934,168

[4]	Total shareholder return is calculated for the measurement period based on a fixed investment of $100 beginning on
December 31, 2020 and ending on December 31 of each applicable year in the Pay Versus Performance Table, assuming the reinvestment of dividends.
[5]	Total shareholder return is calculated for the Standard & Poor’s Rating Services (S&P) Hotels, Resorts & Cruise Lines index for the measurement period based on a fixed investment of $100 beginning on December 31, 2020 and ending on December 31 of each applicable year in the Pay Versus Performance Table, assuming the reinvestment of dividends. This industry index is also used in the Stock Performance Graph in Item 5 of our 2025 Annual Report on Form 10-K.
[6]	The Company has identified Adjusted Diluted EPS as the company-selected financial performance measure for the pay versus performance disclosure as it represents the most important financial performance measure used in 2025 to link CAP for our CEO and other NEOs to the Company's performance (see Appendix B in this proxy statement for a reconciliation of Adjusted Diluted EPS, a non-GAAP measure, the most directly comparable GAAP measure).